Income Taxes - Composition of income tax (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Composition of income tax
Current income tax expense/(credit)	¥ 64	¥ (42)	¥ 361
Total	¥ 64	¥ (42)	¥ 361